Average Annual Total Returns - Class Inst R6 Shares - Goldman Sachs Strategic Factor Allocation Fund	Institutional Shares 1 Year	Institutional Shares Since Inception	Institutional Shares Inception Date	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions Since Inception	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class R6 Shares 1 Year	Class R6 Shares Since Inception		Class R6 Shares Inception Date	Strategic Factor Allocation Composite Index (reflects no deduction for fees or expenses) 1 Year	Strategic Factor Allocation Composite Index (reflects no deduction for fees or expenses) Since Inception	S&P 500® Index (reflects no deduction for fees or expenses) 1 Year	S&P 500® Index (reflects no deduction for fees or expenses) Since Inception	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) Since Inception
Total	11.92%	7.62%	May 31, 2016	9.52%	6.24%	7.98%	5.54%	11.94%	7.63%	[1]	Dec. 29, 2017	13.62%	10.12%	18.34%	15.79%	7.49%	4.07%

[1]	Class R6 Shares commenced operations on December 29, 2017. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.